American Century Investments®
Quarterly Portfolio Holdings
NT Global Real Estate Fund
January 31, 2020

NT Global Real Estate - Schedule of Investments
JANUARY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Australia — 3.8%
Charter Hall Group	582,265	4,931,975
Goodman Group	631,146	6,189,819
NEXTDC Ltd.(1)(2)	367,219	1,824,614
		12,946,408
Belgium — 1.1%
Shurgard Self Storage SA	46,707	1,698,617
VGP NV	18,401	2,070,328
		3,768,945
Brazil — 0.8%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	382,900	2,860,172
Canada — 3.3%
Allied Properties Real Estate Investment Trust	78,178	3,262,044
Canfor Corp.(1)	170,792	1,534,469
Granite Real Estate Investment Trust	40,806	2,204,955
Northview Apartment Real Estate Investment Trust	110,790	2,570,924
Summit Industrial Income REIT	186,578	1,820,101
		11,392,493
China — 5.0%
A-Living Services Co. Ltd., H Shares	682,000	2,260,933
GDS Holdings Ltd. ADR(1)	106,070	5,484,880
Longfor Group Holdings Ltd.	996,000	4,197,246
Shimao Property Holdings Ltd.	775,000	2,503,198
Times China Holdings Ltd.	1,426,000	2,492,529
		16,938,786
France — 1.1%
Gecina SA	19,391	3,668,010
Germany — 3.6%
Aroundtown SA	391,205	3,705,352
Vonovia SE	146,832	8,388,999
		12,094,351
Hong Kong — 3.2%
Link REIT	340,900	3,437,133
New World Development Co. Ltd.	1,760,000	2,194,560
Sun Hung Kai Properties Ltd.	384,500	5,329,668
		10,961,361
India — 0.3%
Embassy Office Parks REIT	173,200	1,007,384
Japan — 11.1%
Comforia Residential REIT, Inc.	1,264	4,172,758
Invesco Office J-Reit, Inc.	24,157	5,136,992
Mitsubishi Estate Co. Ltd.	415,600	8,140,755
Mitsui Fudosan Co. Ltd.	306,200	8,091,743
Mitsui Fudosan Logistics Park, Inc.	1,150	5,571,823

Orix JREIT, Inc.	3,122	6,588,498
		37,702,569
Mexico — 0.9%
Corp. Inmobiliaria Vesta SAB de CV	1,629,175	2,974,599
Philippines — 0.7%
Ayala Land, Inc.	3,013,430	2,448,650
Singapore — 1.8%
CapitaLand Ltd.	894,700	2,355,623
Mapletree Commercial Trust	2,219,331	3,809,651
		6,165,274
Spain — 2.5%
Cellnex Telecom SA	127,231	6,326,288
Inmobiliaria Colonial Socimi SA	171,183	2,294,066
		8,620,354
Sweden — 1.3%
Fabege AB	250,750	4,296,628
United Kingdom — 6.2%
Derwent London plc	138,291	7,472,621
Safestore Holdings plc	241,631	2,568,047
Segro plc	442,564	5,335,396
Taylor Wimpey plc	1,016,652	2,902,203
UNITE Group plc (The)	168,604	2,838,435
		21,116,702
United States — 53.0%
Agree Realty Corp.	59,939	4,551,168
Alexandria Real Estate Equities, Inc.	45,520	7,428,864
American Tower Corp.	7,576	1,755,662
Americold Realty Trust	184,418	6,356,888
Boston Properties, Inc.	55,897	8,012,835
Brixmor Property Group, Inc.	113,350	2,262,466
Camden Property Trust	69,515	7,815,571
CBRE Group, Inc., Class A(1)	53,497	3,265,992
Cousins Properties, Inc.	108,870	4,456,049
Equinix, Inc.	16,890	9,960,540
Equity Residential	84,340	7,006,967
Essential Properties Realty Trust, Inc.	184,372	5,090,511
Gaming and Leisure Properties, Inc.	97,718	4,617,664
Healthpeak Properties, Inc.	328,109	11,808,643
Hudson Pacific Properties, Inc.	182,238	6,622,529
Invitation Homes, Inc.	366,481	11,533,157
Kilroy Realty Corp.	72,136	5,956,270
PennyMac Mortgage Investment Trust	164,851	3,832,786
Prologis, Inc.	175,954	16,342,608
Rexford Industrial Realty, Inc.	233,139	11,234,968
Ryman Hospitality Properties, Inc.	40,472	3,441,334
SBA Communications Corp.	7,106	1,773,373
Spirit Realty Capital, Inc.	66,372	3,503,114
Sun Communities, Inc.	36,021	5,841,526
UDR, Inc.	117,015	5,606,189

VICI Properties, Inc.	302,390	8,104,052
Welltower, Inc.	31,848	2,704,214
Weyerhaeuser Co.	316,903	9,174,342
		180,060,282
TOTAL COMMON STOCKS (Cost $268,851,730)		339,022,968
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $922,640)	922,640	922,640
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $269,774,370)		339,945,608
OTHER ASSETS AND LIABILITIES†		(105,980)
TOTAL NET ASSETS — 100.0%		$339,839,628

SECTOR ALLOCATION
(as a % of net assets)
Diversified	21.3%
Residential	18.0%
Industrial	17.7%
Office	17.7%
Specialty	7.9%
Retail	5.5%
Data Centers	5.0%
Health Care	4.3%
Self Storage	1.3%
Lodging/Resorts	1.0%
Cash and Equivalents*	0.3%
*Includes temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,788,119. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $1,927,910, which includes securities collateral of $1,005,270.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	12,946,408	—
Belgium	—	3,768,945	—
Brazil	—	2,860,172	—
Canada	—	11,392,493	—
China	5,484,880	11,453,906	—
France	—	3,668,010	—
Germany	—	12,094,351	—
Hong Kong	—	10,961,361	—
India	—	1,007,384	—
Japan	—	37,702,569	—
Mexico	—	2,974,599	—
Philippines	—	2,448,650	—
Singapore	—	6,165,274	—
Spain	—	8,620,354	—
Sweden	—	4,296,628	—
United Kingdom	—	21,116,702	—
Other Countries	180,060,282	—	—
Temporary Cash Investments - Securities Lending Collateral	922,640	—	—
	186,467,802	153,477,806	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.